Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 84.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,650	$ 1,676,400
Texas Water Development Board:
4.50%, 10/15/37	2,000	2,198,660
4.55%, 10/15/38	5,000	5,490,800
4.70%, 10/15/41	2,500	2,715,450
4.75%, 10/15/42	1,000	1,084,440
		$ 13,165,750
Education — 3.4%
Bethlehem Area School District Authority, PA:
3.566%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)	$3,980	$ 3,874,411
3.566%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	973,470
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,053,567
Dallas College, TX, 5.00%, 2/15/36	3,610	3,769,381
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	910	939,921
4.00%, 4/1/41	1,500	1,477,695
Mt. Vernon of Hancock County Multi-School Building Corp., IN, 5.00%, 1/15/26	135	142,108
Nevada System of Higher Education, 5.00%, 7/1/23	500	501,400
Texas A&M University, 4.375%, 5/15/38	1,850	1,943,203
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	385	394,779
University of Texas:
4.00%, 7/1/41	2,000	2,026,980
4.125%, 7/1/52	1,625	1,613,462
Virginia Commonwealth University, 4.00%, 11/1/32	285	300,920
		$ 20,011,297
Electric Utilities — 2.1%
Energy Northwest, WA, (Columbia Generating Station):
4.00%, 7/1/42	$1,650	$ 1,650,231
4.00%, 7/1/42	1,000	1,000,140
Florida Municipal Power Agency, 3.00%, 10/1/32	1,350	1,294,596
Gainesville, FL, Utilities System Revenue, (SPA: Barclays Bank PLC), 3.80%, 10/1/42(2)	550	550,000
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,805,305
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/42	850	926,704
		$ 12,226,976
Escrowed/Prerefunded — 2.9%
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 26,203
Hamilton County, OH, Sewer System, Prerefunded to 12/1/23, 5.00%, 12/1/24	1,000	1,010,710
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	1,885	1,894,255
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,236,039
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,095,352
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), Prerefunded to 5/15/23, 5.00%, 5/15/38	5,000	5,003,100
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,001,240
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/24	520	526,828
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	900	918,630
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,531,050
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,743,779
		$ 16,987,186
General Obligations — 22.1%
Anna, TX:
4.00%, 2/15/39	$2,890	$ 2,903,005
4.125%, 2/15/41	1,075	1,083,858
Batavia, IL, 4.00%, 11/1/24	755	755,642
Bloomfield Hills Schools, MI, 5.00%, 5/1/39(4)	350	395,528
California:
4.00%, 10/1/34	2,930	3,115,088
4.00%, 10/1/42	2,930	2,994,255
5.50%, 12/1/52	1,785	1,927,550
Campbell, CA, (Election of 2018):
5.00%, 9/1/40	300	333,987
5.00%, 9/1/41	1,080	1,200,269
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	630,087

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cleveland Municipal School District, OH, Prerefunded to 6/1/23, 5.00%, 12/1/32	$3,105	$ 3,109,285
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	715,540
Conroe, TX, 4.25%, 3/1/41	1,125	1,154,295
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,114,420
Florida, (Department of Transportation), 2.00%, 7/1/33	900	785,259
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	1,000	1,055,320
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	909,120
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,987,139
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,000	2,960,970
Hutto Independent School District, TX, (PSF Guaranteed):
5.00%, 8/1/36	365	426,189
5.00%, 8/1/37	425	490,969
Illinois, 5.00%, 3/1/26	6,500	6,780,995
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	350	358,981
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,145,860
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,207,200
Macomb County, MI, 4.00%, 5/1/24	1,000	1,008,270
Madison County, TN, 5.00%, 5/1/23	1,115	1,115,000
Massachusetts, 4.00%, 2/1/39	4,000	4,127,960
Medina Valley Independent School District, TX, (PSF Gauranteed):
4.00%, 2/15/38	480	486,346
4.00%, 2/15/39	495	498,326
4.00%, 2/15/42	310	307,328
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/36	4,800	2,784,192
Montgomery Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36(4)	700	810,887
Morris Township, NJ, 3.00%, 11/1/29	60	60,487
Mountain View Whisman School District, CA:
4.00%, 9/1/39	2,180	2,246,948
4.00%, 9/1/40	1,300	1,333,189
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,977,779
Neshaminy School District, PA, 4.00%, 11/1/26	435	438,397
New York City, NY:
5.25%, 10/1/39	1,000	1,162,780
5.25%, 10/1/42	8,000	9,140,720
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York City, NY: (continued)
5.25%, 10/1/43	$2,500	$ 2,848,300
Ohio, 5.00%, 5/1/35	200	237,294
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	5,000	5,123,400
Paw Paw Public Schools, MI:
4.00%, 5/1/42	475	472,896
5.00%, 5/1/40	405	448,246
Pennsylvania:
4.00%, 10/1/39	6,000	6,032,520
4.125%, 10/1/41	10,150	10,191,615
Peralta Community College District, CA:
5.00%, 8/1/25	510	535,566
5.00%, 8/1/25	500	525,065
Pickerington Local School District, OH:
4.25%, 12/1/41	800	820,384
4.25%, 12/1/42	325	331,617
Renton School District No. 403, WA, 4.00%, 12/1/40	3,580	3,648,485
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,394,266
Shoreline, WA, 4.00%, 12/1/33	1,605	1,736,145
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	74,746
Southfield Public Schools, MI:
5.00%, 5/1/39(4)	420	472,340
5.00%, 5/1/40(4)	410	457,449
5.00%, 5/1/46(4)	1,325	1,448,437
Taylor Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/42(4)	4,700	4,718,518
Washington, 5.00%, 8/1/43	8,145	9,044,208
Wisconsin, 4.00%, 5/1/39	1,300	1,333,137
Worthington City School District, OH:
5.00%, 12/1/41	1,125	1,270,316
5.00%, 12/1/42	1,590	1,786,556
5.00%, 12/1/43	375	420,450
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,016,330
		$130,427,706
Hospital — 3.7%
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	$3,250	$ 3,212,040
Illinois Finance Authority, (UChicago Medicine), 5.00% to 8/15/27 (Put Date), 8/15/52	5,000	5,382,850

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/29	$135	$ 149,109
Montgomery County, OH, (Kettering Health Network Obligated Group), 3.00%, 8/1/34	300	282,771
Pennsylvania Economic Development Financing Authority, (UPMC):
5.00%, 5/15/39	600	655,392
5.00%, 5/15/39	600	654,348
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,260	1,309,417
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,116,731
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	622,968
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), (LOC: TD Bank, N.A.), 3.80%, 10/1/41(2)	465	465,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	7,500	8,156,925
		$ 22,007,551
Housing — 11.5%
Connecticut Housing Finance Authority:
Social Bonds, 4.16%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(1)	$2,000	$ 1,984,880
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	5,000	5,378,950
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	1,950	2,087,767
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	510	413,947
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (LOC: TD Bank, N.A.), 4.00%, 1/1/49(5)	5,875	5,875,000
Michigan Housing Development Authority, SFMR, Social Bonds, (LOC: Barclays Bank PLC), 3.85%, 6/1/46(5)	5,000	5,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	3,000	3,208,680
New York City Housing Development Corp., NY, (SPA: TD Bank, N.A.), 4.00%, 5/1/50(5)	25,000	25,000,000
New York Mortgage Agency:
2.05%, 4/1/28	1,000	936,220
2.15%, 4/1/29	1,265	1,164,179
2.25%, 4/1/30	1,000	914,900
2.35%, 4/1/31	1,835	1,659,831
2.40%, 10/1/31	1,130	1,019,972
Social Bonds, 3.30%, 10/1/47	350	284,368
Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 1/1/54(4)	$4,000	$ 4,358,160
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	600	479,142
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,150	886,006
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	917,590
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	3,000	3,201,270
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,945	3,187,138
		$ 67,958,000
Insured - Bond Bank — 1.7%
Indianapolis Local Public Improvement Bond Bank, IN:
(AGM), 4.00%, 6/1/36	$4,950	$ 5,081,967
(AGM), 4.00%, 6/1/39	5,000	4,990,900
		$ 10,072,867
Insured - Education — 2.1%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,610,200
Texas State Technical College Financing System Improvement, (AGM), 5.50%, 8/1/42	5,750	6,567,650
		$ 12,177,850
Insured - General Obligations — 1.4%
Brownsboro Independent School District, TX, (AGM), 5.00%, 8/15/34	$1,265	$ 1,473,902
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	3,485	2,171,747
Racine Unified School District, WI, (AGM), 5.00%, 4/1/42	1,805	1,967,017
Springdale, AR, Water and Sewer Revenue:
4.00%, 9/1/28	750	787,110
4.00%, 9/1/30	835	873,702
Zeeland Public Schools, MI, (BAM), 5.00%, 5/1/43(4)	1,000	1,096,960
		$ 8,370,438
Insured - Housing — 2.5%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$4,825	$ 5,277,826
Illinois Housing Development Authority:
Social Bonds, (GNMA), (FNMA), (FHLMC), 5.25%, 10/1/52	1,700	1,796,288

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Illinois Housing Development Authority: (continued)
Social Bonds, (GNMA), (FNMA), (FHLMC), 6.25%, 10/1/52	$4,495	$ 4,963,874
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA), (FNMA), (FHLMC), 5.00%, 7/1/53	2,250	2,355,345
		$ 14,393,333
Insured - Lease Revenue/Certificates of Participation — 0.0%(6)
Ontario Public Financing Authority, CA, (Civic Center Improvements), (AGM), 5.00%, 11/1/23	$135	$ 136,199
		$ 136,199
Insured - Special Tax Revenue — 0.2%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,102,650
		$ 1,102,650
Insured - Transportation — 0.9%
Metropolitan Transportation Authority, NY, (AGM), 4.016%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(1)	$5,500	$ 5,369,155
		$ 5,369,155
Lease Revenue/Certificates of Participation — 1.3%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$ 131,577
4.00%, 12/1/28	225	238,401
Colorado, (Rural Colorado), 4.00%, 12/15/39	1,000	1,016,440
Duchesne School District Municipal Building Authority, UT:
5.00%, 6/1/39	1,000	1,055,100
5.00%, 6/1/40	1,645	1,728,418
Ottawa County Building Authority, MI, 4.00%, 5/1/39	1,295	1,333,462
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	110	109,388
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park), 4.00%, 6/1/42	1,000	1,003,540
Virginia Public Building Authority, 4.00%, 8/1/35	800	843,184
		$ 7,459,510
Other Revenue — 6.0%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	$965	$ 1,005,106
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	1,050	1,050,210
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	$2,425	$ 2,676,812
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	4,000	4,199,120
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	4,706,365
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00%, 10/1/48	10,000	10,018,000
Southeast Energy Authority, AL, (Project No. 1), 4.00% to 10/1/28 (Put Date), 11/1/51	7,110	7,071,108
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	4,700	4,701,316
		$ 35,428,037
Senior Living/Life Care — 0.4%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/36	$1,000	$ 1,108,030
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,045,560
		$ 2,153,590
Special Tax Revenue — 4.7%
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/41	$3,900	$ 3,965,949
Idaho Housing and Finance Association, Sales Tax Revenue, 5.00%, 8/15/37	1,150	1,340,865
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	1,500	1,522,245
4.00%, 11/1/38	250	253,093
4.00%, 11/1/42	5,000	4,938,800
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,130,300
4.00%, 3/15/41	1,200	1,200,924
4.00%, 3/15/43	5,200	5,171,764
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/40	3,970	3,969,841
		$ 27,493,781
Transportation — 4.7%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,592,100
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,045,740

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	$2,950	$ 3,283,232
Metropolitan Transportation Authority, NY, (LOC: TD Bank, N.A.), 4.00%, 11/1/32(5)	12,000	12,000,000
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/23	5,000	5,000,000
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,028,980
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	1,615	1,738,144
		$ 27,688,196
Water and Sewer — 10.2%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 4.00%, 11/1/28(5)	$4,165	$ 4,165,000
East Bay Municipal Utility District, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/45	200	226,182
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,658,761
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	5,550	5,759,679
4.00%, 6/15/41	5,000	5,022,000
4.00%, 6/15/41	3,695	3,709,226
4.00%, 6/15/42	3,620	3,626,516
4.125%, 6/15/47	3,560	3,533,407
5.00%, 6/15/47	3,000	3,317,190
Series EE, 5.00%, 6/15/35	1,155	1,157,379
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue:
5.00%, 10/1/37	850	997,518
5.00%, 10/1/38	500	583,555
Green Bonds, 5.00%, 10/1/39	1,500	1,740,360
Santa Clara Valley Water District, CA, 5.00%, 8/1/42	600	686,772
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,873,690
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	750	771,885
Sugar Land, TX, Waterworks and Sewer System Revenue, 4.50%, 8/15/43	365	375,764
Texas Water Development Board, 4.60%, 10/15/39	2,240	2,448,723
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	701,340
		$ 60,354,947
Total Tax-Exempt Municipal Obligations (identified cost $484,982,379)		$494,985,019

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.4%
Oklahoma Development Finance Authority, (St. John Health System):
3.877%, 5/1/37	$1,500	$ 1,464,945
4.714%, 5/1/52	1,000	989,500
		$ 2,454,445
Other Revenue — 1.1%
Texas Natural Gas Securitization Finance Corp., 5.102%, 4/1/35	$6,000	$ 6,305,220
		$ 6,305,220
Total Taxable Municipal Obligations (identified cost $8,601,743)		$ 8,759,665

U.S. Treasury Obligations — 10.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.75%, 2/15/28	$5,366	$ 5,183,640
3.50%, 1/31/30	6,090	6,094,282
3.875%, 11/30/29	901	920,710
4.125%, 11/15/32	44,146	46,601,621
Total U.S. Treasury Obligations (identified cost $58,101,247)		$ 58,800,253

Short-Term Investments — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(7)	35,615,223	$ 35,615,223
Total Short-Term Investments (identified cost $35,615,223)		$ 35,615,223
Total Investments — 101.5% (identified cost $587,300,592)		$598,160,160
Other Assets, Less Liabilities — (1.5)%		$ (8,844,426)
Net Assets — 100.0%		$589,315,734

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $26,203 or less than 0.05% of the Fund's net assets.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
At April 30, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	18.8%
Texas	11.7%
Others, representing less than 10% individually	55.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 6.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Affiliated Investments
At April 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $35,615,223, which represents 6.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$49,021,044	$120,429,051	$(133,834,872)	$ —	$ —	$35,615,223	$647,737	35,615,223
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$494,985,019	$ —	$494,985,019
Taxable Municipal Obligations	—	8,759,665	—	8,759,665
U.S. Treasury Obligations	—	58,800,253	—	58,800,253
Short-Term Investments	35,615,223	—	—	35,615,223
Total Investments	$35,615,223	$562,544,937	$ —	$598,160,160
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.